VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	$ 56,222
Equity securities	7,530	$ 3,854
Mortgages on real estate, net of allowance	11,469	12,426
Private loans, net of allowance	6,752	5,204
Investment real estate	2,593	2,366
Investment funds	6,421	6,111
Short-term investments	4,454	4,400
Other invested assets	1,062	1,089
Cash and cash equivalents	13,091	12,243	$ 14,335	$ 4,308
Other assets	2,668	2,461
Total assets of consolidated VIEs	148,893	139,953
Notes payable	200	189
Total liabilities of consolidated VIEs	133,054	126,877
Carrying Amount
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	56,222	53,802
Equity securities	7,530	3,854
Mortgages on real estate, net of allowance	11,469	12,426
Short-term investments	4,454	4,400
Other assets	1,034	856
Other liabilities	169	27
Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	56,222	53,802
Equity securities	7,530	3,854
Mortgages on real estate, net of allowance	11,392	12,240
Short-term investments	4,454	4,400
Other assets	1,034	856
Other liabilities	169	27
Consolidated Variable Interest Entities
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	347	127
Equity securities	438	576
Mortgages on real estate, net of allowance	212	189
Private loans, net of allowance	1,711	1,384
Investment real estate	2,277	1,798
Real estate partnerships	3,715	2,885
Investment funds	5,619	4,804
Other invested assets	206	144
Cash and cash equivalents	165	218
Other assets	301	404
Total assets of consolidated VIEs	14,991	12,529
Notes payable	200	189
Other liabilities	431	363
Total liabilities of consolidated VIEs	631	552
Unconsolidated Variable Interest Entities | Carrying Amount
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	1,222	2,142
Equity securities	862	466
Mortgages on real estate, net of allowance	615	716
Private loans, net of allowance	105	0
Investment real estate	3,410	2,548
Investment funds	4,363	1,989
Short-term investments	446	99
Other assets	175	173
Total assets of consolidated VIEs	11,198	8,133
Unconsolidated Variable Interest Entities | Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	1,334	3,003
Equity securities	862	466
Mortgages on real estate, net of allowance	617	731
Private loans, net of allowance	105	0
Investment real estate	3,414	2,579
Investment funds	5,023	2,153
Short-term investments	446	99
Other assets	203	189
Total assets of consolidated VIEs	$ 12,004	$ 9,220